Earnings/(Loss) per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [abstract]
Income/(Loss) attributable to common equity holders	$ 23,098	$ (789)
Weighted average number of shares - basic and diluted	20,582,301	9,001,704
Net income/(loss) per common share - basic and diluted	$ 1.12	$ (0.09)